Deferred Policy Acquisition Costs	9 Months Ended
Sep. 30, 2015
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs
Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in millions):

	Deferred Costs	Sales Inducements	PVFP	Subtotal	Unrealized	Total
Balance at December 31, 2011	$745	$185	$101	$1,031	$(432)	$599
Additions	185	15	—	200	—	200
Amortization:
Periodic amortization	(123)	(30)	(13)	(166)	—	(166)
Annuity unlocking	(33)	(4)	—	(37)	—	(37)
Included in realized gains	(1)	—	—	(1)	—	(1)
Change in unrealized	—	—	—	—	(266)	(266)
Balance at December 31, 2012	773	166	88	1,027	(698)	329

Additions	221	11	—	232	—	232
Amortization:
Periodic amortization	(140)	(29)	(11)	(180)	—	(180)
Annuity unlocking	4	(1)	—	3	—	3
Included in realized gains	2	—	—	2	—	2
Change in unrealized	—	—	—	—	362	362
Balance at December 31, 2013	860	147	77	1,084	(336)	748

Additions	198	8	—	206	—	206
Amortization:
Periodic amortization	(128)	(26)	(11)	(165)	—	(165)
Annuity unlocking	(22)	(1)	—	(23)	—	(23)
Included in realized gains	2	1	—	3	—	3
Change in unrealized	—	—	—	—	(189)	(189)
Balance at December 31, 2014	910	129	66	1,105	(525)	580

Additions (unaudited)	164	7	—	171	—	171
Amortization:
Periodic amortization (unaudited)	(120)	(20)	(7)	(147)	—	(147)
Included in realized gains (unaudited)	6	1	—	7	—	7
Change in unrealized (unaudited)	—	—	—	—	137	137
Balance at September 30, 2015 (unaudited)	$960	$117	$59	$1,136	$(388)	$748

The present value of future profits (“PVFP”) amounts in the table above are net of $154 million, $147 million and $136 million of accumulated amortization at September 30, 2015 (unaudited), December 31, 2014 and 2013, respectively. During each of the next five years, the PVFP is expected to decrease at a rate of approximately one-sixth of the balance at the beginning of each respective year.